Note 5 - Intangible Assets - Intangible Assets (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Patents, at cost	$ 3,502,135	$ 3,502,135	$ 3,502,135
Less accumulated amortization	(3,118,690)	(2,888,622)	(2,581,866)
Net intangible assets	$ 383,445	$ 613,513	$ 920,269